Commitments and Contingencies - Summary of Major Commitments with Local Financial Institutions (Detail) - Dec. 31, 2020 $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)
Disclosure of detailed information about borrowings [line items]
Limit	₩ 2,559,505	$ 281,054
Used amount	202,577	93,471
Bank overdraft [member] | Kookmin Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	1,502,000
Used amount	0
Inter-Korean Cooperation Fund [member] | Export-Import Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	37,700
Used amount	2,714
Insurance for Economic Cooperation project [Member] | Export-Import Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	3,240
Used amount	1,732
Collateralised loans on electronic receivable-trade [member] | Shinhan Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	522,849
Used amount	23,475
Plus electronic notes payable [member] | Industrial Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	50,000
Used amount	331
Loans for working capital [member] | Korea Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	243,593
Used amount	152,243
Facility loans [member] | Kookmin Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit | $		212,000
Used amount | $		48,855
Facility loans [member] | Shinhan Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	100,123
Used amount	55
Derivatives transaction limit [member] | Korea Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Limit	100,000
Used amount	₩ 22,027
Derivatives transaction limit [member] | Woori Bank and others [Member]
Disclosure of detailed information about borrowings [line items]
Limit | $		69,054
Used amount | $		$ 44,616